AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2025
	Shares	Value
Common Stocks - 99.3%
Communication Services - 11.6%
Alphabet, Inc., Class A (United States)	91,536	$28,650,768
Deutsche Telekom AG (Germany)	271,500	8,837,612
Netflix, Inc. (United States)*	130,850	12,268,496
Singapore Telecommunications, Ltd. (Singapore)	2,632,600	9,314,136
Tencent Holdings, Ltd. (China)	84,600	6,492,504

Total Communication Services		65,563,516
Consumer Discretionary - 2.8%
Sony Group Corp. (Japan)	168,200	4,314,496
TopBuild Corp. (United States)*,1	13,930	5,811,457
Trip.com Group, Ltd., ADR (China)	78,405	5,638,104

Total Consumer Discretionary		15,764,057
Consumer Staples - 2.6%
Colgate-Palmolive Co. (United States)	71,075	5,616,347
The Magnum Ice Cream Co., N.V. (Netherlands)*	19,540	312,670
Sprouts Farmers Market, Inc. (United States)*	40,848	3,254,360
Unilever PLC (United Kingdom)	86,844	5,682,174

Total Consumer Staples		14,865,551
Financials - 17.5%
Chubb, Ltd. (Switzerland)	31,520	9,838,023
HA Sustainable Infrastructure Capital, Inc. (United States)[1]	187,056	5,879,170
Hannover Rueck SE (Germany)	19,893	6,190,330
HDFC Bank, Ltd., ADR (India)	187,334	6,845,184
Intesa Sanpaolo S.p.A. (Italy)	1,335,967	9,231,673
Mitsubishi UFJ Financial Group, Inc. (Japan)	580,800	9,217,920
Morgan Stanley (United States)	52,095	9,248,425
ORIX Corp. (Japan)	273,750	8,006,444
OTP Bank Nyrt (Hungary)	55,366	5,936,574
Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,226,000	10,298,038
Standard Chartered PLC (United Kingdom)	245,280	5,984,940
Visa, Inc., Class A (United States)	33,975	11,915,372

Total Financials		98,592,093
Health Care - 11.8%
AstraZeneca PLC (United Kingdom)	32,650	6,042,188
Danaher Corp. (United States)	31,974	7,319,488
Edwards Lifesciences Corp. (United States)*	69,993	5,966,903
Eli Lilly & Co. (United States)	7,981	8,577,021
Gilead Sciences, Inc. (United States)	55,090	6,761,747
Hoya Corp. (Japan)	37,370	5,667,893
Merck & Co., Inc. (United States)	85,443	8,993,730
Quest Diagnostics, Inc. (United States)	22,125	3,839,351
	Shares	Value

Roche Holding AG (Switzerland)	32,395	$13,378,172

Total Health Care		66,546,493
Industrials - 16.0%
Contemporary Amperex Technology Co., Ltd., Class H (China)	107,030	6,961,174
HD Hyundai Electric Co., Ltd. (South Korea)	13,640	7,325,338
Hubbell, Inc. (United States)	12,690	5,635,756
Kurita Water Industries, Ltd. (Japan)	130,700	5,310,692
Mitsubishi Electric Corp. (Japan)	268,500	7,828,616
Prysmian S.p.A. (Italy)	101,230	10,098,437
RELX PLC (United Kingdom)	121,787	4,906,411
Schneider Electric SE (France)	38,280	10,472,461
Siemens AG (Germany)	32,090	8,987,658
Vertiv Holdings Co., Class A (United States)	51,765	8,386,447
Westinghouse Air Brake Technologies Corp. (United States)	30,389	6,486,532
Xylem, Inc. (United States)	56,804	7,735,569

Total Industrials		90,135,091
Information Technology - 26.8%
Accton Technology Corp. (Taiwan)	146,210	5,517,527
Apple, Inc. (United States)	65,510	17,809,549
ASM International, N.V. (Netherlands)	12,955	7,842,896
Broadcom, Inc. (United States)	36,597	12,666,222
First Solar, Inc. (United States)*	23,728	6,198,465
Intuit, Inc. (United States)	11,790	7,809,932
Microsoft Corp. (United States)	46,960	22,710,795
NVIDIA Corp. (United States)	153,135	28,559,678
Salesforce, Inc. (United States)	25,717	6,812,690
Samsung Electronics Co., Ltd. (South Korea)	142,650	11,956,195
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	77,972	23,694,911

Total Information Technology		151,578,860
Materials - 4.6%
CRH PLC (Ireland)	102,756	12,823,949
Ecolab, Inc. (United States)	22,860	6,001,207
Steel Dynamics, Inc. (United States)	43,873	7,434,280

Total Materials		26,259,436
Real Estate - 1.6%
CBRE Group, Inc., Class A (United States)*	27,390	4,404,038
Weyerhaeuser Co., REIT (United States)	184,951	4,381,489

Total Real Estate		8,785,527
Utilities - 4.0%
American Water Works Co., Inc. (United States)	41,495	5,415,097
SSE PLC (United Kingdom)	274,730	8,054,511

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 4.0% (continued)
Veolia Environnement, S.A. (France)	261,085	$9,085,105

Total Utilities		22,554,713

Total Common Stocks (Cost $445,406,694)		560,645,337
Short-Term Investments - 0.5%
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.65%[2]	1,276,456	1,276,456
	Shares	Value

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%[2]	1,914,684	$1,914,684

Total Short-Term Investments (Cost $3,191,140)		3,191,140
Total Investments - 99.8% (Cost $448,597,834)		563,836,477
Other Assets, less Liabilities - 0.2%		925,338
Net Assets - 100.0%		$564,761,815

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,573,415 or 2.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the December 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$126,262,242	$25,316,618	—	$151,578,860
Financials	43,726,174	54,865,919	—	98,592,093
Industrials	28,244,304	61,890,787	—	90,135,091
Health Care	41,458,240	25,088,253	—	66,546,493
Communication Services	40,919,264	24,644,252	—	65,563,516
Materials	26,259,436	—	—	26,259,436
Utilities	5,415,097	17,139,616	—	22,554,713
Consumer Discretionary	11,449,561	4,314,496	—	15,764,057
Consumer Staples	9,183,377	5,682,174	—	14,865,551
Real Estate	8,785,527	—	—	8,785,527
Short-Term Investments
Other Investment Companies	3,191,140	—	—	3,191,140
Total Investments in Securities	$344,894,362	$218,942,115	—	$563,836,477

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended December 31, 2025, there were no transfers in or out of Level 3.

AMG Boston Common Global Impact Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at December 31, 2025, was as follows:
Country	% of Long-Term Investments
China	5.2
France	3.5
Germany	4.3
Hungary	1.1
India	1.2
Ireland	2.3
Italy	3.4
Japan	7.2
Netherlands	1.5
Singapore	1.7
South Korea	3.4
Switzerland	4.1
Taiwan	5.2
United Kingdom	5.5
United States	50.4
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at December 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,573,415	—	$12,024,521	$12,024,521
The following table summarizes the securities received as collateral for securities lending at December 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.000%	01/15/26-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.